Property, Plant and Equipment - Summary of Property, Plant and Equipment Recorded under Finance Leases (Detail) - USD ($) $ in Millions		Dec. 31, 2017	Dec. 31, 2016
Capital Leases Balance Sheet Assets By Major Class Net Lessee Balance Sheet [Abstract]
Gross capital leases	[1],[2]	$ 100	$ 169
Accumulated depreciation		(36)	(53)
Net capital leases		$ 64	$ 116

[1]	Consists of industrial buildings, plant, machinery and equipment
[2]	Included in property, plant and equipment table above